Annual Total Returns - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund - Fidelity Advisor Global Equity Income Fund - Class A	Oct. 04, 2024
Bar Chart Table:
Annual Return 2014	6.17%
Annual Return 2015	2.38%
Annual Return 2016	3.41%
Annual Return 2017	22.05%
Annual Return 2018	(10.87%)
Annual Return 2019	30.20%
Annual Return 2020	14.51%
Annual Return 2021	18.97%
Annual Return 2022	(11.92%)
Annual Return 2023	15.32%